Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 15,857,612	€ 11,067,510
Consulting Professional And Audit Liability [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,933,366	351,064
Clinical Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	8,154,946	1,832,590
Manufacturing Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,108,601	2,079,900
Nonclinical Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	618,128	493,907
Personnel Related Accruals [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	3,594,600	5,892,087
Other Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 447,971	€ 417,962